Taxation	6 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Taxation
Section 3.	Taxation

3.1.	Taxation

	6 months ended Dec 31, 2025	12 months ended June 30, 2025	12 months ended June 30, 2024	12 months ended June 30, 2023
	$’000	$’000	$’000	$’000	1
Tax expense comprises:
Income tax
Current tax benefit / (expense)	-	-	-	-
Tax expense related to movements in deferred tax balances	-	-	-	-
Total tax (expense) / benefit	-	-	-	-
Numerical reconciliation between tax (expense) / benefit and pre-tax net result:
Loss before tax	(4,070)	(9,554)	(7,825)	(6,391)
Prima facie taxation benefit at 30%	(1,221)	(2,866)	(2,348)	(1,917)
Decrease / (increase) in income tax benefit due to:
Differences in tax rates	129	273	232	224
Non-deductible expenses	337	1,162	746	1,113
Foreign exchange and other translation adjustments	81	(38)	(130)	(586)
Additional tax deductible expenditure	(25)	(4)	(7)	(166)
Unrecognized tax losses relating to current year	699	1,473	1,507	1,181
Adjustments for prior years	-	-	-	151
Income tax (expense) / benefit	-	-	-	-

No provision for income tax is considered necessary in respect of the Company for the year ended December 31, 2025. No recognition has been given to any future income tax benefit which may arise from operating losses not claimed for tax purposes (30 June 2025: nil). The Group has estimated tax loss positions across the group as follows:

Deferred Tax
Deferred tax relates to the following:
	Dec 31, 2025	June 30, 2025	June 30, 2024
	$’000	$’000	$’000
Deferred tax relates to the following
Foreign exchange gain/loss	(1,326)	(1,406)	(1,368)
Losses available for offsetting against future taxable income	1,326	1,406	1,368
Net deferred tax asset	-	-	-

The Group has tax losses for which no deferred tax asset has been recognized on the Statement of Financial Position that amounted to $48.7 million (June 30, 2025: $45.9m, June 30, 2024: $40.5m).

	Jurisdiction at December 31, 2025
	Australia	USA	Canada
	$’000	$’000	$’000
Non-recognized tax losses - capital
Balance at the beginning of the period	11,707	29,046	327
Movement during the period	(879)	(175)	(5)
Balance at the end of the period	10,828	28,871	322

	$’000	$’000	$’000
Non-recognized tax losses - capital
Balance at the beginning of the period	4,795	-	-
Movement during the period	(8)	-	-
Balance at the end of the period	4,787	-	-
Total revenue and capital losses not recognized	15,615	28,871	322

These amounts will only be obtained if:

•	the Company and Controlled Entities derive future assessable income of a nature and of an amount sufficient to enable the benefit from the deductions for the losses to be recognized,
•	the Company and Controlled Entities continue to comply with the conditions for deductibility imposed by the law,
•	no changes in tax legislation adversely affect the Company and Controlled Entities in recognizing the benefit from the deductions for the losses,
•
the accumulated tax losses in Australia may be carried forward and offset against taxable income in the future for an indefinite period, subject to meeting Australian tax rules around continuity of ownership or business continuity test, and

•
the accumulated tax losses in the USA can be carried forward and used to offset future taxable income for a period of 20 years from the year in which the losses were incurred and losses will start to expire from the year 2027 onwards.

ioneer Ltd is not part of an Australian tax-consolidated group. Current and deferred tax amounts (if any) are measured as a stand-alone taxpayer. There are no tax funding arrangements or tax sharing agreements in place.

The group has additional tax value embedded in the Rhyolite Ridge exploration asset. Future deductibility is expected against anticipated assessable income from the Project once in production.